OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses	$ 3,957	$ 1,635
Government authorities	1,773	1,327
Short-term lease deposits	195	159
Others	433	376
Other receivables and prepaid expenses	6,528	3,647
Foreign Exchange Contract [Member]
Foreign currency derivative contracts	$ 170	$ 150